Revenue	11 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue
Revenue

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018

	£000	£000	£000
Analysis of revenue by category:
Licensing agreements	583	42,766	12,050
Research collaboration agreement	—	246	310
	583	43,012	12,360

Revenue recognized in the period consists of amounts received from the license and commercialization agreement with Eurofarma Laboratórios S.A., and amounts received from the license and collaboration agreement with Sarepta Therapeutics, Inc. which was terminated in August 2019. See Note 19 ‘Deferred revenue and income’ for details of amounts deferred in the Consolidated Statement of Financial Position.

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018

	£000	£000	£000
Analysis of revenue by geography:
United States	126	42,267	12,008
Latin America	457	499	42
Europe	—	246	310
	583	43,012	12,360

5. Revenue (continued)

The analysis of revenue by geography has been identified on the basis of the customer’s geographical location.

Eurofarma Laboratórios S.A.
On December 21, 2017, Summit announced it had entered into an exclusive license and commercialization agreement with Eurofarma Laboratórios S.A. ('Eurofarma'), pursuant to which the Group granted Eurofarma the exclusive right to commercialize ridinilazole in specified countries in South America, Central America and the Caribbean. The Group has retained commercialization rights in the rest of the world.
Under the terms of the license and commercialization agreement with Eurofarma, the Group received an upfront payment of $2.5 million (£1.9 million) from Eurofarma in December 2017. The terms of the contract have been assessed under IFRS 15 'Revenue from contracts with customers' and currently only the upfront payment is included in the transaction price. The upfront payment was initially reported as deferred revenue in the Consolidated Statement of Financial Position and is recognized as revenue over the development period. The Group recognized revenue related to the upfront payment of £0.5 million during the eleven months ended December 31, 2019.

In addition, the Group will be entitled to receive an additional $3.75 million in development milestones upon the achievement of staged patient enrollment targets in the licensed territory in one of the two planned Phase 3 clinical trials of ridinilazole. The Group is eligible to receive up to $21.4 million in development, commercial and sales milestones when cumulative net sales equal or exceed $100.0 million in the Eurofarma licensed territory. Each subsequent achievement of an additional $100.0 million in cumulative net sales will result in the Group receiving additional milestone payments, which, when combined with anticipated product supply transfer payments from Eurofarma paid to the Group in connection with a commercial supply agreement to be entered into between the two parties, will provide payments estimated to range from a mid-teens to high-teens percentage of cumulative net sales in the Eurofarma licensed territory. The Group estimates such product supply transfer payments from Eurofarma will range from a high single-digit to low double-digit percentage of cumulative net sales in the licensed territory.

Sarepta Therapeutics, Inc.

On October 4, 2016, Summit announced it had entered into an exclusive license and collaboration agreement with Sarepta Therapeutics, Inc. (‘Sarepta’). In June 2018, the Group announced the discontinuation of the development of ezutromid after its Phase 2 clinical trial called PhaseOut DMD did not meet its primary or secondary endpoints. As part of the license and collaboration agreement with Sarepta, the Group agreed to collaborate with Sarepta on the research and development of the licensed products pursuant to a joint development plan through a joint steering committee comprised of an equal number of representatives from each party. From January 1, 2018, the Group was responsible for 55% of the budgeted research and development costs related to the licensed products, and Sarepta was responsible for 45% of such costs. Any costs in excess of 110% of the budgeted amount were borne by the party that incurred such costs. This development cost share income is recognized as part of licensing agreements revenue as the Group acted as a principal in the scope of the research and development activities of the agreement. The Group recognized cost share income for both wind-down activities in relation to PhaseOut DMD and next and future generation utrophin modulation development activities of £0.1 million during the eleven months ended December 31, 2019. Effective as of August 2019, the agreement with Sarepta was terminated with no material ongoing obligations for either party